Loss Per Share - Schedule of Weighted Average Number of Shares Used as the Denominator (Details) - shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Weighted Average Number of Shares Used as the Denominator [Abstract]
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share	3,073,344,067	2,081,058,451	386,460,137
Weighted average number of ordinary shares used as the denominator in calculating diluted loss per share	3,073,344,067	2,081,058,451	386,460,137